12. GENERAL AND ADMINISTRATIVE: Schedule of General and Administrative Expenses (Details) - CAD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Directors' fees
General and administrative		$ 51,280	$ 123,036
Management fees
General and administrative		719,071	2,088,159
Marketing and public relations
General and administrative		281,046	238,934
Other general and administrative
General and administrative		425,925	460,697
Professional fees
General and administrative		628,727	2,223,564
Transfer agent and regulatory fees
General and administrative		184,878	192,408
General and administrative	[1],[2]	$ 2,290,927	$ 5,326,798

[1]	12.GENERAL AND ADMINISTRATIVE
[2]	13.RELATED PARTY TRANSACTIONS AND KEY MANAGEMENT COMPENSATION